Derivative Financial Instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 EUR (€)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	$ 785.9	$ 816.9
Unrealized translation gain on net investment hedge included in accumulated other comprehensive (loss) income, net of taxes	24.8	10.0
Euro-denominated notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unrealized translation gain on net investment hedge included in accumulated other comprehensive (loss) income, net of taxes	29.0	14.1
Designated as economic hedges | Forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Unrealized translation gain on net investment hedge included in accumulated other comprehensive (loss) income, net of taxes	(4.2)	(4.1)
Not designated as hedges | Forward contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loss associated with forward contracts included in interest and other expenses	1.6
Gain associated with forward contracts included in interest and other expenses		0.6	$ 0.2
€400 due September 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	417.7	431.0
€400 due September 2022 | Designated as economic hedges | Euro-denominated notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Principal amount	417.7			€ 400,000,000
€350 due June 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	367.5	$ 379.2
€350 due June 2018 | Designated as economic hedges | Euro-denominated notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Principal amount	$ 367.5			€ 350,000,000.0